Offerings - Offering: 1	Sep. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	132,867
Proposed Maximum Offering Price per Unit	3.01
Maximum Aggregate Offering Price	$ 399,929.67
Fee Rate	0.01381%
Amount of Registration Fee	$ 55.23
Offering Note	Consists of an aggregate of 132,867 shares of the registrant's common stock, all of which were acquired by the selling stockholder on August 20, 2026 as partial consideration for the Strategic Asset License Agreement. Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of registrant's common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. Pursuant to Rule 457(c), calculated on the basis of the average of the high and low prices per share of common stock reported on The Nasdaq Stock Market on September 17, 2026.